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                         THE DIRECTOR SELECT (SERIES I)
                              SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

     SUPPLEMENT DATED AUGUST 5, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

The Evergreen Sub-Accounts listed are deleted and replaced with the following:

- EVERGREEN VA CAPITAL GROWTH FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Capital Growth Fund of the Evergreen Variable Annuity Trust

- EVERGREEN VA FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Fund of the Evergreen Variable Annuity Trust.

- EVERGREEN VA FOUNDATION FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Foundation Fund of the Evergreen Variable Annuity Trust

- EVERGREEN VA GROWTH FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Growth Fund of the Evergreen Variable Annuity Trust

- EVERGREEN VA INTERNATIONAL GROWTH FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA International Growth Fund of Evergreen Variable Annuity Trust

- EVERGREEN VA OMEGA FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Omega Fund of Evergreen Variable Annuity Trust

- EVERGREEN VA SMALL CAP VALUE FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Small Cap Value Fund of the Evergreen Variable Annuity Trust.

- EVERGREEN VA SPECIAL EQUITY FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Special Equity Fund of Evergreen Variable Annuity Trust

Under the sub-section entitled "The Funds" under the section "General Contract Information" the following is added as the second paragraph:

     The shares of each Evergreen VA Fund have been divided into Class 1 and Class 2. Only Class 1 shares are available in this Contract.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3659
33-73568